Accounts receivables, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	¥ 931,417		¥ 839,432
Allowance for doubtful accounts:
Balance at beginning of the year	(67,379)		(50,038)
Provision	44,807	$ 6,139	28,114	¥ 70,427
Balance at end of the year	(115,287)		(67,379)	(50,038)
Total	915,158		778,767		$ 125,376
Receivables for logistics and warehousing services rendered
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	289,862		291,600
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	226,464		235,489
Receivables from payment platform
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	130,460		93,655
Others
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subtotal	284,631		218,688
Trade Accounts Receivable
Allowance for doubtful accounts:
Balance at beginning of the year	(60,665)		(54,622)
Write-offs	53,058		2,517
Provision	(8,652)		(8,560)
Balance at end of the year	¥ (16,259)		¥ (60,665)	¥ (54,622)